Shareholder Fees - Mast Multialternative Strategy Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.